Off-Balance Sheet Items	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Off-Balance Sheet Items

NOTE 48. OFF-BALANCE SHEET ITEMS
In the normal course of business and in order to meet customers’ financing needs, off-balance sheet transactions are performed. These instruments expose the Group to the credit risk, in addition to loans recognized in assets. These financial instruments include credit lending commitments, letters of credit reserve, guarantees granted and acceptances.
The same credit policies for agreed credits, guarantees and loan granting are used. Outstanding commitments and guarantees do not represent an unusually high credit risk.
Agreed Credits
They are commitments to grant loans to a customer in a future date, subject to compliance with certain contractual agreements that usually have fixed maturity dates or other termination clauses and may require a fee payment.
Commitments are expected to expire without resorting to them. The total amounts of agreed commitments do not necessarily represent future cash requirements. Each customer’s solvency is assessed case by case.
Guarantees Granted
The issuing bank commits to reimbursing the loss to the beneficiary if the secured debtor does not comply with its obligation upon maturity.
Export and Import Documentary Credits
They are conditional commitments issued by the Group to secure a customer’s compliance towards a third party.
Responsibilities for Foreign Trade Transactions
They are conditional commitments for foreign trade transactions.
Our exposure to credit loss upon the other party’s default in the financial instrument is represented by the contractual notional amount of the same investments.
The credit exposure for these transactions is detailed below.

	12.31.24	12.31.23
Agreed Credits	1,166,871,058	581,203,175
Documentary Export and Import Credits	132,663,267	43,207,572
Guarantees Granted	1,000,981,228	904,440,257
Liabilities for Foreign Trade Operations	80,409,381	43,301,952
The expected credit loss related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	1,054,888	419,277
For Documentary Export and Import Credits	2,256,608	64,633
For Guarantees Granted	14,730,099	3,255,983
For Liabilities for Foreign Trade Operations	620,991	116,061
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	2,589,886	658,543
For Documentary Export and Import Credits	2,708,293	1,572,301
For Guarantees Granted	5,022,305	4,277,906
The credit risk of these instruments is essentially the same as that involved in lending credit facilities to customers.
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.24	12.31.23
Other Preferred Guarantees Received	28,670,271	40,225,978
Other Guarantees Received	—	27,801,148
Additionally, checks to be debited and credited, as well as other elements in the collection process, such as, notes, invoices, and miscellaneous items, are recorded in memorandum accounts until the related instrument is approved or accepted.
The risk of loss in these offsetting transactions is not significant.

	12.31.24	12.31.23
Values to be Debited	285,802,721	185,379,453
Values to be Credited	265,571,211	175,557,313
Values for Collection	1,588,997,510	1,239,948,262
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.24	12.31.23
Trust Funds	24,793,033	43,466,170
Securities Held in Escrow	47,523,085,445	40,642,409,535
These trusts are not included in the consolidation since the Group does not exert control on them.